Consolidated Statements of Shareholders' Equity (Deficit) / Members' Equity (Deficit) and Temporary Equity - USD ($) $ in Thousands		Total	Wordsworth [Member]	Glenn Willis [Member]	Honda Jet [Member]	Activity Prior to the Merger		Effects of the Merger	Activity Subsequent to the Merger	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Class A	Common Class B	Total flyExclusive stockholders’ equity (deficit)	Total flyExclusive stockholders’ equity (deficit) Wordsworth [Member]	Total flyExclusive stockholders’ equity (deficit) Glenn Willis [Member]	Total flyExclusive stockholders’ equity (deficit) Activity Prior to the Merger		Total flyExclusive stockholders’ equity (deficit) Effects of the Merger	Total flyExclusive stockholders’ equity (deficit) Activity Subsequent to the Merger	Total flyExclusive stockholders’ equity (deficit) Series A Preferred Stock [Member]	Total flyExclusive stockholders’ equity (deficit) Series B Preferred Stock [Member]	Common Stock Common Class A	Common Stock Common Class A Effects of the Merger	Common Stock Common Class B	Common Stock Common Class B Effects of the Merger	LGM Enterprises, LLC members' deficit	LGM Enterprises, LLC members' deficit Activity Prior to the Merger		LGM Enterprises, LLC members' deficit Effects of the Merger	Additional paid-in capital	Additional paid-in capital Wordsworth [Member]	Additional paid-in capital Glenn Willis [Member]	Additional paid-in capital Effects of the Merger	Additional paid-in capital Activity Subsequent to the Merger	Additional paid-in capital Series B Preferred Stock [Member]	Accumulated other comprehensive loss	Accumulated other comprehensive loss Activity Prior to the Merger	Accumulated other comprehensive loss Activity Subsequent to the Merger	Accumulated deficit	Accumulated deficit Effects of the Merger	Accumulated deficit Activity Subsequent to the Merger	Accumulated deficit Series A Preferred Stock [Member]	Accumulated deficit Series B Preferred Stock [Member]	Noncontrolling Interests	Noncontrolling Interests Wordsworth [Member]	Noncontrolling Interests Glenn Willis [Member]	Noncontrolling Interests Honda Jet [Member]	Noncontrolling Interests Activity Prior to the Merger		Noncontrolling Interests Activity Subsequent to the Merger
Beginning balance at Dec. 31, 2022		$ 0
Temporary Equity
Merger, net of redemptions and transaction costs								$ (42,431)
Change in redemption value of redeemable noncontrolling interest		5,826							$ 5,826
Net Income (loss)	[1]								1,080
Ending balance at Dec. 31, 2023		(35,525)
Temporary equity, ending balance at Dec. 31, 2023										$ 0	$ 0
Beginning balance at Dec. 31, 2022		47,417												$ (5,117)													$ (4,641)										$ (476)								$ 52,534
Permanent Equity
Shares issued (in shares)																								7,027,255		60,000,000
Excise tax payable		(1,032)							(1,032)											$ (1,032)															$ (1,032)
Unrealized gains on available-for-sale securities		407							251											251																			$ 251
Net income (loss)		(54,738)
Merger, net of redemptions and transaction costs								37,452											$ 37,452					$ 1		$ 6				$ 80,748				$ 37,452							$ (80,755)
Issuance of Class A common stock upon conversion of bridge Notes (in shares)																								9,550,274
Issuance of Class A common stock upon conversion of Bridge Notes								95,503											95,503					$ 1										95,502
Redemption of LGM Common Units (triggering cancellation of Class B common stock) for Class A common stock and immediate transfer of Class A common stock to third party pursuant to Non-Redemption Agreement (in shares)																								70,000		(70,000)
Stock-based compensation								882											882															882
Equity-classified obligation to issue shares pursuant to Amended Underwriting Agreement								3,324											3,324															3,324
Reduction to equity resulting from equity-classified obligation to issue shares pursuant to Amended Underwriting Agreement being deemed an offering cost								$ (3,324)											$ (3,324)															$ (3,324)
Change in redemption value of redeemable noncontrolling interest									(5,826)											(5,826)															$ (5,826)
Net Income (loss)	[1]								$ 207											$ 299																						$ 299									$ (92)
Ending balance (in shares) at Dec. 31, 2023												16,647,529	59,930,000										16,647,529		59,930,000
Ending balance at Dec. 31, 2023		70,855												46,461									$ 2		$ 6						$ 126,978						(69)			$ (80,456)					24,394
Beginning balance at Dec. 31, 2022		0
Ending balance at Dec. 27, 2023		(42,431)
Beginning balance at Dec. 31, 2022		47,417												(5,117)													$ (4,641)										(476)								52,534
Permanent Equity
Contributions from members						$ 13,500											$ 3,959											$ 3,959																					$ 9,541
Distributions to non controlling interests						(61,630)											(40,251)											(40,251)																					(21,379)
Non-cash contributions from members						0
Non-cash distributions to members						0
Aircraft trades						0											7,319											7,319																					(7,319)
Unrealized gains on available-for-sale securities						156											156																					$ 156
Net income (loss)		(56,025)				$ (56,025)	[1]										$ (47,134)	[1]										$ (47,134)	[1]																				$ (8,891)	[1]
Ending balance at Dec. 31, 2023		(35,525)
Temporary equity, ending balance at Dec. 31, 2023										0	0
Permanent Equity
Net income (loss)		1,287
Ending balance (in shares) at Dec. 31, 2023												16,647,529	59,930,000										16,647,529		59,930,000
Ending balance at Dec. 31, 2023		70,855												46,461									$ 2		$ 6						126,978						(69)			(80,456)					24,394
Temporary Equity
Change in redemption value of redeemable noncontrolling interest		268,423
Issuance of Preferred stock										20,540	13,526
Dividends payable on Preferred temporary equity										2,097	1,233
Amortization of discount on Series A Preferred temporary equity										1,162	314
Net Income (loss)		(73,384)
Ending balance at Dec. 31, 2024		159,514
Temporary equity, ending balance at Dec. 31, 2024										23,799	15,073
Permanent Equity
Contributions from members		6,484																																											6,484
Distributions to non controlling interests		(19,771)																																											(19,771)
Shares issued (in shares)																							300,000
Excise tax payable		(156)
Unrealized gains on available-for-sale securities		13												13																							13
Net income (loss)		(101,495)
Merger, net of redemptions and transaction costs											10,603											$ 10,603														$ 10,603
Stock issued upon exercise of warrants (in shares)																							974,610
Issuance of Class A common stock upon cashless exercise of warrants		4,337												4,337																	4,337
Acquisitions of non controlling interests			$ 0	$ (3,418)											$ (1,129)	$ (855)																$ (1,129)	$ (855)													$ 1,129	$ (2,563)
Acquisitions of non controlling interests		3,205			$ 18,969									261																	256									5					2,944			$ 18,969
Dividends payable on Series A Preferred temporary equity										(2,097)	(1,233)										$ (2,097)	(1,233)																					$ (2,097)	$ (1,233)
Amortization of discount on Series A Preferred temporary equity										$ (1,162)	$ (314)										$ (1,162)	$ (314)														$ (314)							$ (1,162)
Issuance of Class A common stock upon conversion of bridge Notes (in shares)																							277,447
Issuance of Class A common stock upon conversion of Bridge Notes		371												371																	371
Stock-based compensation		753												753																	753
Change in redemption value of redeemable noncontrolling interest		(269,542)												(269,542)																	(131,382)									(138,160)
Net Income (loss)		(28,111)												(21,074)																										(21,074)					(7,037)
Ending balance (in shares) at Dec. 31, 2024												18,199,586	59,930,000										18,199,586		59,930,000
Ending balance at Dec. 31, 2024		$ (210,058)												$ (234,607)									$ 2		$ 6						$ 9,618						$ (56)			$ (244,177)					$ 24,549

[1]	The Merger occurred on December 27, 2023. As a result, net loss for the year ended December 31, 2023 was attributed to the pre-Merger period from January 1, 2023 through December 27, 2023 and to the post-Merger period from December 28, 2023 through December 31, 2023. During the pre-Merger period, net loss was attributable to LGM Enterprises,

LLC and its noncontrolling interests. During the post-Merger period, net income was attributable to flyExclusive, Inc. and its noncontrolling interests and redeemable noncontrolling interest. Refer to the table below for the attribution of net income (loss) to controlling interests (LGM Enterprises, LLC for the pre-Merger period and flyExclusive, Inc. for the post-Merger period), noncontrolling interests, and redeemable noncontrolling interest during the pre-Merger and post-Merger periods.